CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss from ordinary activities after income tax	$ (28,139)	$ (22,435)	$ (45,694)
Adjustments to reconcile net profit (loss) to net operating cash flows:
Depreciation and amortisation expense	67,909	58,361	48,147
Impairment of assets held for sale and exploration and evaluation assets	43,945	5,583	10,203
Amortisation of deferred financing fees	2,611	811	756
Share based compensation	515	2,076	2,524
Loss on debt extinguishment	2,428
Unrealised loss (gain) on derivatives	(38,678)	1,224	21,433
Net loss on sale of non-current assets		(1,461)
Write-down of equipment and tubular inventory	843
Premiums paid on derivative financial instruments, net	634
Unsuccessful exploration and evaluation expense			30
Derecognition of deferred tax assets on items directly within equity		(821)	986
Add: Interest expense and financing costs (disclosed in investing and financing activities)	22,794	11,865	11,463
Less: Gain from escrow settlement, insurance proceeds and litigation settlements (disclosed in investing activities)		(2,200)	(3,603)
Less: Gain on foreign currency derivative financial instruments (disclosed in financing activities)	(6,838)		390
Add: Realized loss from interest rate derivatives financial instruments (disclosed in financing activities)	297
Other	(131)	541	21
Changes in assets and liabilities
Decrease (increase) in current and deferred income tax	15,189	2,888	(826)
Decrease (increase) in other current assets	(362)	72	(511)
Decrease (increase) in trade and other receivables	(17,642)	5,241	2,009
Increase (decrease) in trade and other payables	9,910	9,633	(5,080)
Decrease in tax receivable		476	412
NET CASH PROVIDED BY OPERATING ACTIVITIES	$ 75,285	74,776	42,660
Equity raising costs
Adjustments to reconcile net profit (loss) to net operating cash flows:
Derecognition of deferred tax assets on items directly within equity		$ (821)	$ 986